Other disclosures - Risk Management and Principal Risks - Reconciliation of ECL movement to impairment charge/(release) for the period (audited) (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Net recoveries post write-offs	[1]	£ 124	£ 195		£ 334	[2]
Exchange and other adjustments		(96)
Impairment release on loan commitments and financial guarantees	[1]	(124)	(195)		(334)	[2]
Impairment charge on other financial assets		2,028	1,660		2,667	[2]
Credit impairment charges		(1,912)	(1,468)	[3]	(2,336)	[2],[3]
Loan commitments and financial guarantee contracts [member]
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Impairment charge on other financial assets		71
Credit impairment charges		(71)	125		(13)
Loans and advances [member]
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement excluding assets derecognised due to disposals and write-off		2,053
Credit impairment charges		(1,904)	(1,465)		£ (2,333)
Home loans [member]
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement excluding assets derecognised due to disposals and write-off		(1)
Credit cards, unsecured loans and other retail lending [member]
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement excluding assets derecognised due to disposals and write-off		1,863
Wholesale loans [member]
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement excluding assets derecognised due to disposals and write-off		191
Financial assets at amortised cost [member] | Loans and advances [member]
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Credit impairment charges		1,833	£ 1,590
Other financial assets [member]
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Impairment charge on other financial assets	[4]	£ 8

[1]	Cash recoveries of previously written off amounts
[2]	The comparatives for 2017 are presented on an IAS 39 basis
[3]

From 2 019, due to an IAS 12 update, the tax relief on payments in relation to AT1 instruments has been recognised in the tax charge of the income statement, whereas it was previously recorded in retained earnings. Comparatives have been restated, reducing the tax charge for 2018 by £ 211 m and 2017 by £ 174 m. This change does not impact EPS . Further detail can be found in Note 1

[4]

Other financial assets subject to impairment not included in the table above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income and other assets. These have a total gross exposure of £149.3bn (December 2018: £129.9bn) and impairment allowance of £24m (December 2018: £12m). This comprises £12m ECL (December 2018: £10m) on £148.5bn Stage 1 assets (December 2018: £129.3bn), £2m (December 2018: £2m) on £0.8bn Stage 2 fair value through other comprehensive income assets, cash collateral and settlement assets (December 2018: £0.6bn) and £10m (December 2018: £nil) on £10m Stage 3 other assets (December 2018: £nil )